Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Tables)	3 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Cash and cash equivalents	$733.4	$743.0
Restricted cash securing letter of credit facilities	42.2	51.6
Restricted cash securing reinsurance contracts	152.1	152.0
Total cash, cash equivalents and restricted cash	927.7	946.6
Restricted investments securing reinsurance contracts and letter of credit facilities	1,277.8	1,328.7
Total cash, cash equivalents, restricted cash and restricted investments	$2,205.5	$2,275.3

Schedule of Restrictions on Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Cash and cash equivalents	$733.4	$743.0
Restricted cash securing letter of credit facilities	42.2	51.6
Restricted cash securing reinsurance contracts	152.1	152.0
Total cash, cash equivalents and restricted cash	927.7	946.6
Restricted investments securing reinsurance contracts and letter of credit facilities	1,277.8	1,328.7
Total cash, cash equivalents, restricted cash and restricted investments	$2,205.5	$2,275.3